Income Tax - Summary of Components of Income Tax Expense Benefit (Detail) - USD ($)			9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Currently reportable expense
Federal					$ 0	$ 0
State					0	0
Total					0	0
Deferred benefit:
Federal					1,841,000	288,000
State					591,000	92,000
Total					2,432,000	380,000
Less valuation allowance					(2,432,000)	(380,000)
Total provision for income tax expense	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0